LOAN PAYABLE (Details Narrative) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	May 31, 2021
Notes and other explanatory information [abstract]
Principal amount	$ 20,000		$ 50,000
Repaid the principal amount	30,000
Accrued interest amount	$ 17,504	$ 12,973